Fair value (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected

Assets and liabilities measured at fair value on a recurring basis at March 31, 2017 and 2018, including those for which the MHFG Group has elected the fair value option, are summarized below:

2017	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,485	23	—	1,508
Japanese local government bonds	—	69	—	69
U.S. Treasury bonds and federal agency securities	2,883	80	—	2,963
Other foreign government bonds	1,127	457	—	1,584
Agency mortgage-backed securities	—	1,973	—	1,973
Residential mortgage-backed securities	—	—	15	15
Commercial mortgage-backed securities	—	3	—	3
Certificates of deposit and commercial paper	—	554	—	554
Corporate bonds and other	3	1,449	1,052	2,504
Equity securities	1,661	20	23	1,704
Trading securities measured at net asset value (2)				678
Derivative financial instruments:
Interest rate contracts	37	8,442	27	8,506
Foreign exchange contracts	28	2,709	8	2,745
Equity-related contracts	31	89	14	134
Credit-related contracts	—	33	2	35
Other contracts	1	11	11	23
Available-for-sale securities:
Japanese government bonds	9,543	720	—	10,263
Japanese local government bonds	—	284	—	284
U.S. Treasury bonds and federal agency securities	1,144	—	—	1,144
Other foreign government bonds	346	589	—	935
Agency mortgage-backed securities	—	843	—	843
Residential mortgage-backed securities	—	67	77	144
Commercial mortgage-backed securities	—	—	224	224
Japanese corporate bonds and other debt securities	—	1,834	174	2,008
Foreign corporate bonds and other debt securities	—	801	110	911
Equity securities (marketable)	3,717	84	—	3,801
Other investments	—	—	37	37

Total assets measured at fair value on a recurring basis	22,006	21,134	1,774	45,592

Liabilities:
Trading securities sold, not yet purchased	1,993	228	—	2,221
Derivative financial instruments:
Interest rate contracts	46	8,426	1	8,473
Foreign exchange contracts	20	2,591	—	2,611
Equity-related contracts	129	61	39	229
Credit-related contracts	—	34	2	36
Other contracts	1	10	11	22
Long-term debt (3)	—	903	593	1,496

Total liabilities measured at fair value on a recurring basis	2,189	12,253	646	15,088

2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,375	43	—	1,418
Japanese local government bonds	—	107	—	107
U.S. Treasury bonds and federal agency securities	2,442	209	—	2,651
Other foreign government bonds	1,682	480	—	2,162
Agency mortgage-backed securities	—	1,799	—	1,799
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	643	—	643
Corporate bonds and other	25	1,992	1,013	3,030
Equity securities	1,642	—	23	1,665
Trading securities measured at net asset value (2)				705
Derivative financial instruments:
Interest rate contracts	39	7,089	48	7,176
Foreign exchange contracts	17	2,667	13	2,697
Equity-related contracts	82	110	5	197
Credit-related contracts	—	16	2	18
Other contracts	6	8	9	23
Available-for-sale securities:
Japanese government bonds	12,435	897	—	13,332
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	686	—	—	686
Other foreign government bonds	355	703	—	1,058
Agency mortgage-backed securities	—	889	—	889
Residential mortgage-backed securities	—	65	54	119
Commercial mortgage-backed securities	—	—	441	441
Japanese corporate bonds and other debt securities	—	1,827	163	1,990
Foreign corporate bonds and other debt securities	—	799	80	879
Equity securities (marketable)	3,912	121	—	4,033
Other investments	—	—	38	38

Total assets measured at fair value on a recurring basis	24,698	20,703	1,901	48,007

Liabilities:
Trading securities sold, not yet purchased	2,777	618	4	3,399
Derivative financial instruments:
Interest rate contracts	42	7,074	27	7,143
Foreign exchange contracts	11	2,370	1	2,382
Equity-related contracts	81	69	1	151
Credit-related contracts	—	20	1	21
Other contracts	4	6	9	19
Long-term debt (3)	—	1,395	561	1,956

Total liabilities measured at fair value on a recurring basis	2,915	11,552	604	15,071

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2017 and 2018 were ¥33 billion and ¥31 billion, respectively.
(3)	Amounts represent items for which the Group elected the fair value option.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2017 and 2018:

2017	April 1, 2016	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	21	(1	)(2)	—		—	—	—	—	—	(5)	15	(1)
Commercial mortgage-backed securities	2	—	(2)	—		—	—	—	—	—	(2)	—	—
Corporate bonds and other	720	12	(2)	—		296	(39)	875	(555)	—	(257)	1,052	19
Equity securities	21	1	(2)	—		—	—	3	(2)	—	—	23	—
Derivative financial instruments, net (1):
Interest rate contracts	26	(2	)(2)	—		—	—	—	—	—	2	26	2
Foreign exchange contracts	7	7	(2)	—		—	—	—	—	—	(6)	8	1
Equity-related contracts	5	(31	)(2)	—		—	—	—	—	—	1	(25)	(35)
Credit-related contracts	(1)	1	(2)	—		—	—	—	—	—	—	—	—
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	123	—	(3)	(1	)(4)	—	—	—	(7)	—	(38)	77	—
Commercial mortgage-backed securities	187	—	(3)	1	(4)	—	—	63	(12)	—	(15)	224	—
Japanese corporate bonds and other debt securities	174	(1	)(3)	43	(4)	—	—	10	(19)	—	(33)	174	—
Foreign corporate bonds and other debt securities	108	1	(3)	(1	)(4)	—	(2)	10	—	—	(6)	110	—
Other investments	42	—	(3)	—		—	—	12	(3)	—	(14)	37	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		1	—	(54)	53	—	—	—	—
Long-term debt	623	20	(5)	—		21	(12)	(2)	1	278	(296)	593	18

2018	April 1, 2017	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2018	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	15	—	(2)	—		—	—	—	—	—	(3)	12	—
Corporate bonds and other	1,052	(20	)(2)	—		123	(241)	1,082	(631)	—	(352)	1,013	(19)
Equity securities	23	(1	)(2)	—		—	—	2	(1)	—	—	23	—
Derivative financial instruments, net (1):
Interest rate contracts	26	(6	)(2)	—		—	—	—	—	—	1	21	(1)
Foreign exchange contracts	8	2	(2)	—		—	—	—	—	—	2	12	5
Equity-related contracts	(25)	1	(2)	—		—	—	—	—	—	28	4	12
Credit-related contracts	—	—	(2)	—		—	—	—	—	—	1	1	—
Other contracts	—	(1	)(2)	—		—	—	—	—	—	1	—	—
Available-for-sale securities:
Residential mortgage-backed securities	77	—	(3)	—	(4)	—	—	3	(6)	—	(20)	54	—
Commercial mortgage-backed securities	224	—	(3)	3	(4)	—	—	286	(69)	—	(3)	441	—
Japanese corporate bonds and other debt securities	174	11	(3)	(10	)(4)	—	—	17	—	—	(29)	163	11
Foreign corporate bonds and other debt securities	110	—	(3)	(1	)(4)	15	(46)	2	—	—	—	80	—
Other investments	37	—	(3)	—		—	—	14	(3)	—	(10)	38	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(146)	150	—	—	4	—
Long-term debt	593	3	(5)	—		1	(10)	—	—	151	(171)	561	5

Notes:

(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2017 and 2018.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2017 and 2018:

2017

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-salesecurities:
Residential mortgage-backed securities	92	Discounted cash flow	Prepayment rate	0%–18%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	15bps–170bps	55bps

Commercial mortgage-backed securities	224	Discounted cash flow Price-based	Discount margin	4bps–205bps	28bps

Corporate bonds and other debt securities	1,336	Discounted cash flow	Prepayment rate (1)	16%–30%	29%
		Price-based	Default rate (1)	1%–2%	2%
			Recovery rate (1)	60%–68%	68%
			Discount margin (1)	8bps–1,181bps	131bps
			Discount margin (2)	10bps–939bps	359bps

Derivative financial instruments, net:
Interest rate contracts	26	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	8	Internal valuation model (3)	FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Default rate (4)	0%–63%

Equity-related contracts	(25)	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity volatility	6%–59%

Credit-related contracts	—	Internal valuation model (3)	Default rate	0%–5%
			Credit correlation	30%–100%

Long-term debt	593	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	5%–52%
			FX – FX correlation	55%–55%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–55%
			Equity correlation	20%–100%
			Equity volatility	5%–40%
			Default rate	0%–3%
			Credit correlation	33%–100%

2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-salesecurities:
Residential mortgage-backed securities	66	Discounted cash flow	Prepayment rate	3%–17%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	17bps–170bps	50bps

Commercial mortgage-backed securities	441	Discounted cash flow	Discount margin	9bps – 141bps	28bps
		Price-based

Corporate bonds and other debt securities	1,256	Discounted cash flow	Prepayment rate (1)	26%–37%	36%
		Price-based	Default rate (1)	1%–2%	2%
			Recovery rate (1)	60%–69%	68%
			Discount margin (1)	12bps–1,165bps	115bps
			Discount margin (2)	5bps–1,064bps	379bps

Derivative financial instruments, net:
Interest rate contracts	21	Internal valuation model (3)	IR – IR correlation	23%–100%
			Default rate (4)	0%–63%

Foreign exchange contracts	12	Internal valuation model (3)	FX – IR correlation	16%–53%
			FX – FX correlation	61%–61%
			Default rate (4)	0%–63%

Equity-related contracts	4	Internal valuation model (3)	Equity – IR correlation	25%–25%
			Equity volatility	12%–41%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0%–3%
			Credit correlation	27%–100%

Long-term debt	561	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	9%–53%
			FX – FX correlation	61%–61%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	55%–70%
			Equity correlation	24%–100%
			Equity volatility	13%–56%
			Default rate	0%–2%
			Credit correlation	28%–100%

Notes:

(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2017 and 2018:

2017	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	124	—	—	124	194
Loans held-for-sale	7	—	7	—	8
Other investments	7	6	—	1	11
Premises and equipment—net	7	—	6	1	11

Total assets measured at fair value on a nonrecurring basis	145	6	13	126	224

2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	164
Loans held-for-sale	60	—	60	—	74
Other investments	1	—	—	1	3
Premises and equipment—net	—	—	—	—	4

Total assets measured at fair value on a nonrecurring basis	174	—	60	114	245

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825

The following table shows the carrying amounts and fair values at March 31, 2017 and 2018, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”) :

	2017
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,943	60,943	1,063	59,880	—
Investments	3,817	3,846	3,097	749	—
Loans, net of allowance for loan losses (Note)	81,662	82,696	—	—	82,696

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	42,205	42,205	20,544	21,661	—
Interest-bearing deposits	110,125	110,124	56,738	53,386	—
Due to trust accounts	4,123	4,123	—	4,123	—
Other short-term borrowings	1,477	1,477	—	1,477	—
Long-term debt	13,009	13,078	—	12,120	958
	2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	61,381	61,381	1,206	60,175	—
Investments	2,518	2,522	1,984	538	—
Loans, net of allowance for loan losses (Note)	83,088	84,041	—	—	84,041

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	43,921	43,921	22,898	21,023	—
Interest-bearing deposits	113,558	113,540	61,719	51,821	—
Due to trust accounts	3,993	3,993	—	3,993	—
Other short-term borrowings	1,688	1,688	—	1,688	—
Long-term debt	10,970	10,995	—	10,098	897

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.